UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-08062

Nicholas Equity Income Fund, Inc.
(Exact Name of Registrant as Specified in Charter)

700 North Water Street, Milwaukee, Wisconsin 53202
(Address of Principal Executive Offices)	(Zip Code)

Jeffrey T. May, Senior Vice President, Secretary and Treasurer
700 North Water Street
Milwaukee, Wisconsin 53202
(Name and Address of Agent for Service)

Registrant's Telephone Number, Including Area Code: 414-272-4650

Date of Fiscal Year End: 03/31/2008 Date of Reporting Period: 12/31/2007

Item 1. Schedule of Investments.

	Nicholas Equity Income Fund, Inc.
	Schedule of Investments (unaudited)
December 31, 2007

		VALUE
		-----------
COMMON STOCKS - 95.32%
	Consumer Discretionary -
	Auto & Components - 3.19%
35,000	Johnson Controls, Inc.	$ 1,261,400
		-----------

	Consumer Discretionary -
	Consumer Durables & Apparel - 5.25%
8,000	Fortune Brands, Inc.	578,880
10,000	V.F. Corporation	686,600
29,400	Weyco Group, Inc.	808,500
		-----------
		2,073,980
		-----------
	Consumer Discretionary -
	Consumer Services - 5.59%
30,000	IHOP Corp.	1,097,400
35,000	Jackson Hewitt Tax Service Inc.	1,111,250
		-----------
		2,208,650
		-----------
	Consumer Staples -
	Food & Staple Retail - 2.66%
20,650	Village Super Market, Inc.	1,050,879
		-----------

	Consumer Staples -
	Food, Beverage & Tobacco - 10.71%
10,000	Altria Group, Inc.	755,800
15,000	Diageo plc	1,287,450
51,215	Rocky Mountain Chocolate Factory, Inc.	813,294
25,000	UST Inc.	1,370,000
		-----------
		4,226,544
		-----------
	Energy - 18.17%
15,000	Chevron Corporation	1,399,950
36,000	Crosstex Energy, Inc.	1,340,640
65,000	Dorchester Minerals, L.P.	1,308,450
21,366	Hiland Holdings GP, LP	576,668
10,727	Hiland Partners, LP	542,250
30,000	Kayne Anderson Energy Total Return Fund, Inc.	829,500
40,000	Kayne Anderson MLP Investment Company	1,173,600
		-----------
		7,171,058
		-----------
	Financials - Banks - 9.61%
24,000	Associated Banc-Corp	650,160
70,000	Centerline Holding Company	533,400
30,000	Marshall & Ilsley Corporation	794,400
49,000	MGIC Investment Corporation	1,099,070
73,700	Severn Bancorp, Inc.	716,364
		-----------
		3,793,394
		-----------
	Financials - Diversified - 2.50%
30,000	American Capital Strategies, Ltd.	988,800
		-----------
	Financials - Insurance - 3.06%
16,740	Baldwin & Lyons, Inc. - Class B	459,680
15,000	Mercury General Corporation	747,150
		-----------
		1,206,830
		-----------
	Financials - Real Estate - 3.08%
35,000	Health Care Property Investors, Inc.	1,217,300
		-----------
	Health Care - Pharmaceuticals &
	Biotechnology - 3.49%
10,000	Merck & Co., Inc.	581,100
35,000	Pfizer Inc.	795,550
		-----------
		1,376,650
		-----------
	Industrials - Capital Goods - 5.85%
10,000	Briggs & Stratton Corporation	226,600
16,000	Illinois Tool Works Inc.	856,640
14,000	W.W. Grainger, Inc.	1,225,280
		-----------
		2,308,520
		-----------
	Information Technology -
	Software & Services - 0.30%
5,000	Metavante Technologies, Inc. *	116,600
		-----------

	Materials - 10.22%
12,000	AptarGroup, Inc.	490,920

35,000	Bemis Company, Inc.	958,300
60,000	RPM International, Inc.	1,218,000
42,000	Stepan Company	1,366,260
		-----------
		4,033,480
		-----------
	Telecommunication Services - 4.36%
20,000	AT&T Inc.	831,200
70,000	Citizens Communications Company	891,100
		-----------
		1,722,300
		-----------
	Utilities - 7.28%
40,000	Duke Energy Corporation	806,800
20,000	Integrys Energy Group, Inc.	1,033,800
60,000	TECO Energy, Inc.	1,032,600
		-----------
		2,873,200
		-----------
TOTAL Common Stocks	(COST: $ 34,450,748)	37,629,585
		-----------

CONVERTIBLE PREFERRED STOCKS -- 3.24%
	Financials - Real Estate - 2.44%
47,000	BioMed Realty Trust, Inc. 7.375% Series A
	Cumulative Redeemable Preferred Stock	961,150
		-----------
	Health Care - Services - 0.80%
22,650	National Healthcare Corporation Series A
	Convertible Preferred	317,100
		-----------

TOTAL Convertible Preferred Stocks (COST: $ 1,443,115)		1,278,250
		-----------

SHORT-TERM INVESTMENTS - 1.29%
	Variable Rate Security - 1.29%
508,292	Wisconsin Corporate Central Credit Union
	01/02/08, 4.53%
TOTAL Short-term Investments	(COST: $ 508,292)	508,292
		-----------

TOTAL SECURITY HOLDINGS - 99.85%		39,416,127
		-----------
OTHER ASSETS, NET OF LIABILITIES - 0.15%		60,131
		-----------
TOTAL NET ASSETS		$39,476,258
		-----------
		-----------

% OF NET ASSETS
* NON-INCOME PRODUCING

As of December 31, 2007, investment cost for federal tax purposes was $36,091,317 and the tax basis components of unrealized appreciation/depreciation were as follows:

Unrealized appreciation	$ 6,921,625
Unrealized depreciation	(3,596,815)
-----------
Net unrealized appreciation	$ 3,324,810
-----------
-----------

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent Semiannual or Annual Report to Shareholders.

Item 2. Controls and Procedures.

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Fund's internal controls or in other factors that could significantly affect the Fund's internal controls during the last fiscal quarter.

Item 3. Exhibits.

Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2(a) under the Act, attached hereto as part of EX-99.CERT.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nicholas Equity Income Fund, Inc. By: /s/ Albert O. Nicholas Name: Albert O. Nicholas Title: Principal Executive Officer

Date: 02/27/2008

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Albert O. Nicholas Name: Albert O. Nicholas Title: Principal Executive Officer Date: 02/27/2008 By: /s/ Jeffrey T. May Name: Jeffrey T. May Title: Principal Financial Officer Date: 02/27/2008